INVENTORIES	6 Months Ended
Jun. 30, 2021
Inventory Disclosure [Abstract]
INVENTORIES

NOTE 3:-INVENTORIES

Inventories are comprised of the following:

	June 30,	December 31,
	2021	2020

Raw materials, parts and supplies	$8,986	$9,579
Work in progress and assembled raw materials	17,508	15,871
Finished products	3,150	5,854

	$29,644	$31,304

Inventory write-offs amounted to $2,386 and $1,405 during the six months ended June 30, 2021 and 2020, respectively.